Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
12.	Commitments and contingencies

(a)	Operating lease commitments

As of June 30, 2025, there were no unconditional purchase obligations, such as future lease payment under non-cancelable agreements, that have not been recognized on the balance sheet.

(b)	Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no significant pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these consolidated financial statements.

(c)	Unconditional purchase obligations

For the Retail Sales vertical, the Group entered into agreement with unconditional purchase obligations with suppliers. Details were as follows:

Products	Minimum purchase amounts	Period for completion
	RMB’000
Hotel rooms	16,870	From January 1,2025 to December 31, 2025
Hotel rooms	9,000	From May 6,2025 to December 31, 2025
Hotel rooms	5,200	From March 25,2025 to December 31, 2025
Hotel rooms	4,500	From March 1,2025 to December 31, 2025

As of June 30, 2025, the Group had fulfilled purchase amounts of vouchers of hotel service amounting to RMB 18,897.